LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS [Abstract]
Schedule of Expected Future Benefits
Year	Amount
2015	$201
2016	132
2017	152
2018	298
2019	168
Thereafter (through 2024)	587
$1,538